Earnings per Share (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Numerator:
Net Income	$ 38,496	$ 29,089	$ 30,138	$ 33,443	$ 67,585	$ 63,581
Denominator:
Basic weighted average common shares outstanding	24,573		14,939		24,573	14,939
Effect of dilutive securities:
Share based compensation	216		375		216	337
Diluted weighted average common shares outstanding	24,789		15,314		24,789	15,276